Fiera Capital Diversified Alternatives Fund - Fiera Capital Diversified Alternatives Fund	Nov. 04, 2016
Prospectus [Line Items]
Supplement [Text Block]

THE ADVISORS' INNER CIRCLE FUND III

(THE "TRUST")

FIERA CAPITAL DIVERSIFIED ALTERNATIVES FUND (THE "FUND")

SUPPLEMENT DATED NOVEMBER 4, 2016

TO THE FUND'S SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MARCH 1, 2016, AS SUPPLEMENTED JULY 12, 2016

I. On September 1, 2016, Fiera Capital Inc. ("Fiera") replaced Fiera Capital
Management Company LLC ("Fiera Capital Management") as the investment adviser of the Fund in connection with Fiera's acquisition of a majority of the assets of
Larch Lane Advisors LLC ("Larch Lane") and Larch Lane's investment team joining
Fiera. Fiera Capital Management was previously known as Rothschild Larch Lane
Management Company LLC ("RLL") and was a joint venture between Rothschild Asset
Management Inc. ("Rothschild") and Larch Lane, until Fiera purchased the interests of Rothschild in RLL on July 11, 2016. Fiera currently serves as investment adviser to the Fund pursuant to an interim advisory agreement. At a special meeting of shareholders scheduled for December 5, 2016, shareholders will be asked to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Fiera (the "Fiera Advisory Agreement"), which would replace the interim advisory agreement. A proxy statement describing the Fiera
Advisory Agreement and Fiera will be distributed to investors on or about
November 4, 2016.

THE FOREGOING IS NOT A SOLICITATION OF ANY PROXY. PLEASE READ THE PROXY
STATEMENT CAREFULLY BECAUSE IT CONTAINS IMPORTANT INFORMATION REGARDING FIERA
AND THE FIERA ADVISORY AGREEMENT. THE PROXY STATEMENT IS AVAILABLE FOR FREE ON
THE SEC'S WEBSITE (WWW.SEC.GOV).

Accordingly, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

     1.   IN THE "INVESTMENT ADVISER AND PORTFOLIO MANAGERS" SECTION ON PAGE 10
          OF THE SUMMARY PROSPECTUS AND ON PAGE 7 OF THE PROSPECTUS, THE
          DISCLOSURE RELATING TO FIERA CAPITAL MANAGEMENT AND MESSRS. DOYLE,
          JURISH, AND KORCHINSKI IS HEREBY DELETED AND REPLACED WITH THE
          FOLLOWING:

FIERA CAPITAL INC.

Geoffrey B. Doyle, Senior Vice President, Director of Research, Alternative
Strategies of the Adviser, has managed the Fund since its inception in 2014.

Mark A. Jurish, Executive Vice President, Head of Hedge Fund Investing and
Seeding Strategies of the Adviser, has managed the Fund since its inception in
2014.

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Charles Korchinski, Vice President, Director of Liquid Alternative Strategies
of the Adviser, has managed the Fund since its inception in 2014.

     2.   THE FIRST AND FIFTH PARAGRAPHS OF THE "INVESTMENT ADVISER AND
          PORTFOLIO MANAGERS" SECTION BEGINNING ON PAGE 14 OF THE PROSPECTUS ARE
          HEREBY DELETED AND REPLACED WITH THE FOLLOWING, RESPECTIVELY:

Fiera Capital Inc. ("Fiera"), located at 375 Park Avenue, 8th Floor, New York,
New York 10152, serves as investment adviser to the Fund.  As of August 31,
2016, Fiera had approximately $18.2 billion in assets under management.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Annual Report to
Shareholders dated October 31, 2016, which will cover the period from November
1, 2015 to October 31, 2016.

     3.   THE DISCLOSURE RELATING TO MESSRS. DOYLE, JURISH, AND KORCHINSKI IN
          THE "INVESTMENT ADVISER AND PORTFOLIO MANAGERS" SECTION BEGINNING ON
          PAGE 14 OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE
          FOLLOWING:

Geoffrey B. Doyle, Senior Vice President, Director of Research, Alternative
Strategies, joined the Adviser when the Adviser acquired a majority of the assets of Larch Lane Advisors LLC ("Larch Lane") in 2016. Mr. Doyle was the
Director of Research and a Partner of Larch Lane and served as a member of
Larch Lane's investment committee. Mr. Doyle joined Larch Lane in July 2010, and he served as a Portfolio Manager for Larch Lane from July 2010 until August
2013. Mr. Doyle was previously Director of Research and Head of Portfolio
Management at Auda Advisor Associates LLC ("Auda"), an alternative asset management firm. Subsequent to Auda, Mr. Doyle was Head of Research at Safra
Asset Management. Mr. Doyle also worked in the debt capital markets group of
UBS in New York and London, heading origination for European Yankee bonds. Mr.
Doyle received his AB from Harvard College and his MBA from Columbia Business
School.

Mark A. Jurish, Executive Vice President, Head of Hedge Fund Investing and
Seeding Strategies , joined the Adviser when the Adviser acquired a majority of the assets of Larch Lane in 2016. Mr. Jurish was the CEO/CIO and a Partner of
Larch Lane, which he founded in December 1999, and served as the Chief
Executive Officer and a member of Larch Lane's investment committee.  Prior to forming Larch Lane in 1999, Mr. Jurish was Managing Director at Paloma Partners
("Paloma"), a firm that he joined in 1988. At Paloma, Mr. Jurish was primarily responsible for evaluating, selecting and monitoring suitable investments for various Paloma trading entities, as well as creating and structuring new products. His duties included the creation and management of the fund that formed the basis for Larch Lane's flagship fund -- Larch Lane Absolute Return.
From 1986 to 1988, Mr. Jurish was employed at Skadden, Arps, Slate, Meagher and
Flom as a specialist in financial investment modeling and management consulting. Mr. Jurish began his financial career in 1984 at Arthur Young &
Company (a predecessor of Ernst & Young), an international accounting and consulting firm. Previously, he served as an Independent Trustee of the MBIA
Capital/Claymore Managed Duration Investment Grade Municipal Fund, on the Best
Practices Committee of the Greenwich Roundtable and on the Board of Directors
for the Managed Funds Association. Mr.

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Jurish received his BA from State University of New York at Albany and his MBA in Finance from the New York University Leonard Stern School of Business.

Charles Korchinski Vice President, Director of Liquid Alternative Strategies,
joined the Adviser when the Adviser acquired a majority of the assets of Larch
Lane in 2016.  Mr. Korchinski was Director of Liquid Strategies and a Partner
of Larch Lane and served as a member of Larch Lane's investment committee. He had been with Larch Lane since 2008 and had been a Partner since 2013.  Prior to joining Larch Lane, he worked in Institutional Business Development for 2100
Capital/Larch Lane.  Previously, Mr. Korchinski worked within the Analytics and
Trading Groups at Bridgewater Associates ("Bridgewater").  At Bridgewater, he
focused on portfolio structuring and asset allocation for the firm's institutional client base. Mr. Korchinski also was a Product Manager and
Consultant at Factset Research Systems, focused on model development and portfolio analytics. Mr. Korchinski holds a BS Degree in Business from Loyola
University in Maryland.

     4.   THE DISCLOSURE RELATING TO FIERA CAPITAL MANAGEMENT UNDER THE
          "INVESTMENT ADVISER" HEADING ON THE BACK COVER OF THE PROSPECTUS IS
          HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Fiera Capital Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

     5.   ALL OTHER REFERENCES TO "FIERA CAPITAL MANAGEMENT COMPANY LLC" IN THE
          SUMMARY PROSPECTUS AND PROSPECTUS ARE HEREBY DELETED AND REPLACED WITH
          "FIERA CAPITAL INC."

     6.   ALL REFERENCES TO THE FUND'S WEBSITE ARE HEREBY DELETED AND REPLACED
          WITH "HTTP://WWW.FIERAUSA.COM/INVESTMENT-STRATEGIES/ALTERNATIVES/
          LIQUID-ALTERNATIVES/ALTSFUND/."

II. Effective November 1, 2016, Acadian Asset Management LLC ("Acadian") serves as a sub-adviser to the Fund, and Winton Capital US LLC ("Winton") no longer serves as a sub-adviser to the Fund. Accordingly, the Summary Prospectus and
Prospectus are hereby amended and supplemented as follows:

     1.   THE ROW RELATING TO WINTON IN THE TABLE IN THE FUND'S "PRINCIPAL
          INVESTMENT STRATEGIES" SECTION ON PAGE 5 OF THE SUMMARY PROSPECTUS AND
          ON PAGE 3 OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE
          FOLLOWING:

--------------------------------------------------------------------------------
SUB-ADVISER                                      INVESTMENT STRATEGY
--------------------------------------------------------------------------------
Acadian Asset Management LLC                     Equity Trading (Long/Short)
--------------------------------------------------------------------------------

     2.   THE DISCLOSURE RELATING TO WINTON IN THE "SUB-ADVISERS AND PORTFOLIO
          MANAGERS" SECTION ON PAGE 11 OF THE SUMMARY PROSPECTUS AND ON PAGE 7
          OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

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ACADIAN ASSET MANAGEMENT LLC ("ACADIAN")

Alexandre Voitenok, SVP and Director of Long/Short Strategies of Acadian, has
managed the portion of the assets of the Fund allocated to Acadian since 2016.

     3.   THE SECOND PARAGRAPH IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO
          MANAGERS" SECTION BEGINNING ON PAGE 17 OF THE PROSPECTUS IS HEREBY
          DELETED AND REPLACED WITH THE FOLLOWING:

A discussion regarding the basis of the Board's approval of the investment sub-advisory agreement between the Adviser and Karya is available in the Fund's
Annual Report to Shareholders dated October 31, 2014, which covers the period from the Fund's inception to October 31, 2014.

A discussion regarding the basis of the Board's approval of the investment sub-advisory agreement between the Adviser and Acadian will be available in the
Fund's Annual Report to Shareholders dated October 31, 2016, which will cover the period from November 1, 2015 to October 31, 2016.

     4.   THE DISCLOSURE RELATING TO WINTON IN THE "INVESTMENT SUB-ADVISERS AND
          PORTFOLIO MANAGERS" SECTION ON PAGE 18 OF THE PROSPECTUS IS HEREBY
          DELETED AND REPLACED WITH THE FOLLOWING:

ACADIAN ASSET MANAGEMENT LLC, located at 260 Franklin Street, Boston,
Massachusetts 02110, serves as investment sub-adviser to a portion of the
Fund's assets. As of August 31, 2016, Acadian had approximately $72.9 billion in assets under management.

PORTFOLIO MANAGER:

          Alexandre Voitenok, SVP and Director of Long/Short Strategies, joined
          Acadian in 2012. His primary focus is to oversee Acadian's long/short equity products. Previously, Alex was a senior portfolio manager at
          Gartmore Investment Management in London and Boston from 2004 to 2012, where he focused on long/short funds while co-managing a global active book of business of $3 billion. Alex was also the product architect behind Gartmore's next generation of quantitative models. Prior to
          Gartmore, Alex was a quantitative developer, working for Putnam
          Investments through a contract with Keane Canada. He obtained a Master of Science in Software Engineering from the Minsk Radio Engineering
          Institute.

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Supplement Closing [Text Block]

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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